SUMMARY OF THE CHANGES IN THE FAIR VALUE OF THE WARRANTS LIABILITY (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Warrants Liabilty
Balance as of December 31, 2023
Initial recognition	306
Changes in fair value	(125)
Balance as of June 30, 2024	$ 181